Condensed Consolidated Statements of Cash Flows (Unaudited) - USD ($)	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Cash flows from operating activities:
Net income	$ 1,378,204	$ 90,987
Adjustments to reconcile net income to net cash provided by (used in) operating activities:
Depreciation	36,979	38,781
Loss on disposal of property and equipment	1,654
Non-cash operating lease expenses	55,012	48,272
Change in operating assets and liabilities:
Accounts receivable	(4,959,544)	(10,833,041)
Prepayments and other assets	(129,019)	(1,214,607)
Accounts payable	3,761,810	7,285,282
Income tax payables	394,464	56,689
Operating lease liabilities	(59,401)	(20,653)
Accrued expenses and other liabilities	(867,935)	(179,422)
Net cash used in operating activities	(387,776)	(4,727,712)
Cash flows from investing activities:
Purchases of property and equipment	(127,869)	(21,551)
Cash used in investing activities	(127,869)	(21,551)
Cash flows from financing activities:
Proceeds from short-term bank loans	11,389,788	13,804,671
Repayments of short-term bank loans	(11,216,562)	(14,493,682)
Payment of offering costs	(13,810)
Payment of offering costs related to Initial Public Offering (“IPO”)		(1,511,215)
Proceeds from issuance of ordinary shares related to IPO		9,660,000
Repayment of borrowings from shareholders		(276,131)
Net cash provided by financing activities	159,416	7,183,643
Net (decrease) increase in cash and cash equivalents	(356,229)	2,434,380
Effect of exchange changes on cash and cash equivalents	(370)
Cash and cash equivalents at beginning of period	12,542,539	4,324,956
Cash and cash equivalents at end of period	12,185,940	6,759,336
Supplemental disclosures of cash flow information:
Income tax paid	117,512	300,848
Interest expense paid	29,272	38,871
Supplemental disclosures of non-cash investing activities:
Operating lease right-of-use assets obtained in exchange for operating lease liabilities	$ 1,023,997